Document and Entity Information	12 Months Ended
Feb. 28, 2013
Risk/Return:
Document Type	Other
Document Period End Date	Oct. 31, 2012
Registrant Name	Direxion Shares ETF Trust
Central Index Key	0001424958
Amendment Flag	false
Document Creation Date	Apr. 05, 2013
Document Effective Date	Apr. 05, 2013
Prospectus Date	Feb. 28, 2013